LONG TERM INVESTMENTS (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 18, 2010	Oct. 01, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Loss on dilution of CWN Capital							$ 128,356
Equity pick up			$ (3,896)	$ (197,276)	$ 166,735	$ 192,399	13,897
Cwn Capital Inc [Member]
Investment [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	23.80%
Sale of Stock, Number of Shares Issued in Transaction	80,000
Retained Interest, Fair Value Disclosure	$ 112,218
Equity Method Investments			$ 135,231	$ 147,806	$ 372,860	$ 270,371	$ 126,115
Cwn Capital Inc [Member] | Company Controlled By Director One [Member]
Investment [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		50.00%
Sale of Stock, Number of Shares Issued in Transaction		25,000
Sale of Stock, Price Per Share		$ 0.01
Cwn Capital Inc [Member] | Company Controlled By Director Two [Member]
Investment [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	23.80%
Sale of Stock, Number of Shares Issued in Transaction	55,000
Sale of Stock, Price Per Share	$ 1.00